TRADE PAYABLES AND ACCRUED LIABILITIES	6 Months Ended
Jun. 30, 2023
TRADE PAYABLES AND ACCRUED LIABILITIES

14. TRADE PAYABLES AND ACCRUED LIABILITIES

As at	June 30, 2023	December 31, 2022
Trade accounts payable	$346,075	$751,422
Accrued liabilities	2,225,650	2,031,545
Government grant payable	33,709	33,709
	$2,605,434	$2,816,676